SICHENZIA ROSS FRIEDMAN FERENCE LLP
1065 AVENUE OF THE AMERICAS NEW YORK NY 10018
TEL 212 930 9700 FAX 212 930 9725 WWW.SRFF.COM

Febuary 2, 2007

Via Federal Express
Matt Franker, Staff Attorney
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street
Washington, DC 20549
Mail Stop 7010

Re:	Solar Thin Films, Inc.
Registration Statement on Form SB-2
(File No. 333-136060)

Dear Mr. Franker:

Enclosed herewith please find three (3) copies of the Amendment No. 3 to Form SB-2 Registration Statement for Solar Thin Films, Inc. as well as the form of acceleration request the company intends to file, which is affixed at the back of the registration statement. Please distribute copies to the appropriate parties.

As we have discussed, we intend to file such registration statement with the SEC on February 9, 2007, which is the date of the amendment to our articles of incorporation increasing our authorized shares of common stock will be implemented. As we have cleared all comments, we respectfully we request that you review the registration statement on a preliminary basis so that we may file the registration statement on Febuary 9, 2007 as well as go effective. The reason for this request is that the financial statements for Solar Thin Films will go stale next week.

If you have any questions or comments, please contact the undersigned at 212-398-1494. Thank you and we greatly appreciate your assistance with this matter.

Very truly yours,

/s/ Stephen Fleming

Stephen Fleming